Equity - Schedule of Stock-Based Awards Outstanding (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares)	6,718
Weighted average remaining contractual life (years), Outstanding	4 years 3 months 18 days
Number of potential Ordinary Shares, Exercisable (in Shares)	1,981
Weighted average remaining contractual life (years), Exercisable	4 years 4 months 24 days
$2.1-$871.5 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares)	6,643
Weighted average remaining contractual life (years), Outstanding	4 years 3 months 18 days
Number of potential Ordinary Shares, Exercisable (in Shares)	1,906
Weighted average remaining contractual life (years), Exercisable	4 years 3 months 18 days
$42,000-$64,470 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Number of potential Ordinary Shares, Outstanding (in Shares)	40
Weighted average remaining contractual life (years), Outstanding	5 years 8 months 12 days
Number of potential Ordinary Shares, Exercisable (in Shares)	40
Weighted average remaining contractual life (years), Exercisable	5 years 8 months 12 days
105,000 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 105,000
Number of potential Ordinary Shares, Outstanding (in Shares)	6
Weighted average remaining contractual life (years), Outstanding	2 years
Number of potential Ordinary Shares, Exercisable (in Shares)	6
Weighted average remaining contractual life (years), Exercisable	2 years
$129,660;$194,550;$259,440 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 194,550
Number of potential Ordinary Shares, Outstanding (in Shares)	29
Weighted average remaining contractual life (years), Outstanding	5 years 8 months 12 days
Number of potential Ordinary Shares, Exercisable (in Shares)	29
Weighted average remaining contractual life (years), Exercisable	5 years 8 months 12 days
Minimum [Member] | $2.1-$871.5 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 2.1
Minimum [Member] | $42,000-$64,470 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	42,000
Minimum [Member] | $129,660;$194,550;$259,440 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	129,660
Maximum [Member] | $2.1-$871.5 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	871.5
Maximum [Member] | $42,000-$64,470 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	64,470
Maximum [Member] | $129,660;$194,550;$259,440 [Member]
Schedule of Stock-Based Awards Outstanding [Line Items]
Exercise price range, Outstanding | $ / shares	$ 259,440